SMALL CAP EQUITY FUND Annual Fund Operating Expenses - SMALL CAP EQUITY FUND	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[1]
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.87%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[1]
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.15%

[1]	The management fee has been restated to reflect the estimated fee for the current fiscal year.